REPORTING SEGMENTS (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The selected financial information for the two reporting segments for the year ended December 31, 2019 is as follows:

	Year Ended December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total revenues	$91,351	$1,807	$93,158

Total expenses	(130,516)	(2,374)	(132,890)

Total other income (loss)	28,944	(4,461)	24,483

Net loss before income taxes	$(10,221)	$(5,028)	$(15,249)

Total assets related to the two reporting segments as of December 31, 2019 are as follows:

	December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$921,917	$119,325	$1,041,242

The selected financial information for the two reporting segments for the three months ended March 31, 2020 is as follows (in thousands):

	Three Months Ended March 31, 2020
	Strategic Opportunistic Properties	Single- Family Homes	Total
Total revenues	$21,752	$2,849	$24,601

Total expenses	(12,896)	(3,540)	(16,436)

Total other loss	(25,804)	—	(25,804)

Net loss	$(16,948)	$(691)	$(17,639)

Total assets related to the two reporting segments as of March 31, 2020 and December 31, 2019 are as follows (in thousands):

	March 31, 2020
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$924,877	$118,042	$1,042,919

	December 31, 2019
	Strategic Opportunistic Properties	Single-Family Homes	Total
Total assets	$921,917	$119,325	$1,041,242